Prepaid Expenses, Taxes and Other Current Assets - Schedule of Prepaid Expenses, Taxes and Other Current Assets (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses Taxes And Other Current Assets
Advance payment to suppliers		$ 96,717
Prepaid expenses			12,000
Prepaid expenses, taxes and other current assets	$ 105,939	$ 96,717	$ 12,000